SUBSEQUENT EVENTS (Details) (USD $)	9 Months Ended	0 Months Ended
	Sep. 30, 2014	Apr. 28, 2014	Nov. 03, 2014 item	Jan. 09, 2015 item	Nov. 26, 2014	Oct. 21, 2014
SUBSEQUENT EVENTS
Payment to acquire brand contract	$ 8,975,000
Fantex Series Vernon Davis
SUBSEQUENT EVENTS
Cash dividend declared (in dollars per share)	$ 0.70
Dividends paid	294,770
Number of shares issued		421,100
Gross proceeds from initial public offering		4,211,000
Fantex Series Vernon Davis | Parent
SUBSEQUENT EVENTS
Number of shares purchased		102,454
Share price (in dollars per share)		$ 10
Purchase price of shares acquired		1,020,000
Subsequent Event | Brand Contract | Mohamed Sanu
SUBSEQUENT EVENTS
Payment to acquire brand contract			1,560,000
Escrow amount per contract			78,000
Number of consecutive payments of brand amounts			6
Subsequent Event | Brand Contract | Michael Brockers
SUBSEQUENT EVENTS
Cash held in escrow				172,000
Number of consecutive payments of brand amounts				6
Percentage of brand income entitled				10.00%
One time cash consideration agreed to be paid for future ABI under the brand contract				3,440,000
Subsequent Event | Fantex Series Vernon Davis
SUBSEQUENT EVENTS
Cash dividend declared (in dollars per share)						$ 0.30
Dividends paid					126,330
Subsequent Event | Fantex Series Mohamed Sanu Convertible Tracking Stock
SUBSEQUENT EVENTS
Number of shares issued			164,300
Gross proceeds from initial public offering			1,640,000
Subsequent Event | Fantex Series Mohamed Sanu Convertible Tracking Stock | Parent
SUBSEQUENT EVENTS
Number of shares purchased			78,000
Share price (in dollars per share)			$ 10
Purchase price of shares acquired			780,000
Subsequent Event | Fantex Series Mohamed Sanu Convertible Tracking Stock | Directors of Fantex Holdings, Inc.
SUBSEQUENT EVENTS
Number of shares purchased			10,365
Share price (in dollars per share)			$ 10
Purchase price of shares acquired			$ 103,650